COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

20.          COMMITMENTS AND CONTINGENCIES

(1)Commitments

Operating lease commitment

The Group has operating lease agreements for warehouses and offices. Rent expenses under operating leases for the years ended December 31, 2016, 2017 and 2018.were $4,247,  $4,282 and $5,258, respectively. Future minimum lease payments under non-cancellable lease agreements as of December 31, 2018 are as follows:

For the year ending December 31,
2019	$4,646
2020	2,153
2021	740
$7,539

Capital lease commitment

The Group has vehicles under various capital leases expiring through September 2024, which are acquired by the Company through acquisition of Ezbuy. The assets and liabilities under the capital leases are recorded at the lower of the present value of the minimum lease payments or the fair value of the assets.

The assets, with costs and accumulated depreciation of approximately $1,760 and $14 as of December 31, 2018, respectively, are amortized over the estimated lives of the assets. Amortization of assets under capital leases is included in depreciation expense.

As of December 31, 2018, annual minimum future lease payments under the capital leases are as follows:

For the year ending December 31,
2019	$369
2020	367
2021	362
2022	321
2023	185
2024	34
Total minimum lease payments	1,638
Less amount representing interest	(183)
Present value of minimum lease payments	1,455
Less current portion of minimum lease	(299)
Long-term present value of minimum lease payment	1,156

The effective interest rates on the capital leases vary from 4.30% to 7.40% per annum and are imputed based on the lessor’s implicit rate of return.

(2)Contingencies

The Group’s PRC subsidiaries and VIEs, have not fully paid the contributions for employee benefit plans as required by applicable PRC regulations. While the Group believes it has made adequate provision of such outstanding amounts in the consolidated financial statements, prior failure to make payments may be in violation of applicable PRC labor-related laws and the Group may be subject to fines up to maximum of 3 times if it fails to rectify any such breaches within the period prescribed by the relevant authorities. As of December 31, 2018, there had been no actions initiated by the relevant authorities. The Group is unable to reasonably estimate the actual amount of fines and penalty that may rise if the authorities were to become aware of the non-compliance and were to take action.

The Group’s PRC subsidiaries and VIEs did not withhold appropriate amount of individual income tax prior to its IPO as required by applicable PRC tax laws. While the Group believes it has made adequate provision of such outstanding amounts in the consolidated financial statements, and in March 2013, the accrued amounts were substantially paid by the Group on a voluntary basis to the relevant tax authority, the Group may still be subject to future fines or levies for such non-compliance. As of December 31, 2018, there had been no actions initiated by the relevant authorities. The Group is unable to reasonably estimate the actual amount of fines or levies that may rise if the authorities were to take action.

The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal or administrative proceeding to which the Group is a party will have a material effect on its business or financial condition.